Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Cash flows from operating activities:
Net (loss) income from continuing operations	$ 15,550	$ (942)
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Net proceeds from sale of real estate	0	6,163
Gain on sale of real estate	(109)	(1,061)
Depreciation and amortization	1,249	1,108
Stock-based compensation	1,952	2,364
Unrealized gain on investments	(15,991)	(39)
Realized loss on investments	(396)	79
Realized gain on Convertible Notes	(467)	(2,252)
Non-cash interest and amortization of capitalized issuance costs	2,204	2,373
Deferred tax expense	216	0
Change in fair value of contingent consideration	(6)	(498)
Other non-cash (income) expense, net	1,332	(246)
Adjustments to reconcile net (loss) income to net cash used in operating activities of Consolidated Funds:
Purchase of investments by Consolidated Funds	(4,680)	(12,040)
Proceeds from principal payments of Consolidated Funds	5,234	879
Amortization of premium and accretion of discount, net	(93)	(32)
Net realized and unrealized gain on investments	(3,321)	(178)
Changes in operating assets and liabilities:
Receivables from managed funds	(6,072)	1,049
Prepaid and other assets	(1,551)	(1,983)
Real estate under development	(3,406)	(8,329)
Lease Liabilities	43	(35)
Related party payables	(370)	(1,203)
Accounts payable, accrued expenses and other liabilities	1,191	1,730
Changes in operating assets and liabilities of Consolidated Funds:
Cash and cash equivalents	(1,536)	(2,371)
Other assets	26	(253)
Accrued expenses and other liabilities	(5)	162
Net cash provided by (used in) operating activities - continuing operations	(9,006)	(15,555)
Net cash provided by (used in) operating activities	(9,006)	(15,555)
Cash flows from investing activities:
Purchases of investments in held-to-maturity securities	(7,402)	(49,036)
Proceeds from settlement of held-to-maturity investments	17,500	65,073
Purchases of investments	0	(19,556)
Proceeds from settlement of trading securities	29	0
Investments in portfolio funds	(4,473)	0
Acquisition of business	(2,500)	0
Related party loan receivable	(8,000)	0
Redemption of investments	3,886	0
Sales of investments	0	6,754
Other	(376)	(18)
Net cash provided by (used in) investing activities - continuing operations	(1,336)	3,217
Net cash provided by (used in) investing activities - discontinued operations	0	(947)
Net cash provided by (used in) investing activities	(1,336)	2,270
Cash flows from financing activities:
Net contributions to (distributions from) non-controlling interests in Consolidated Funds	223	7,018
Redemption of Convertible Notes	(1,757)	(2,076)
Stock repurchases	(7,239)	(2,104)
Net cash provided by (used in) financing activities - continuing operations	(8,773)	2,838
Net cash provided by (used in) financing activities	(8,773)	2,838
Net increase (decrease) in cash and cash equivalents, including cash and cash equivalents classified within current assets held for sale	(19,115)	(10,447)
Net change in cash, cash equivalents and restricted cash	(19,115)	(10,447)
Cash, cash equivalents and restricted cash at beginning of period	49,718	60,165
Cash, cash equivalents and restricted cash at end of period	30,603	49,718
Cash paid for interest	1,954	1,954
Cash paid for taxes	139	192
Non-cash investing and financing activities
Non-cash contribution to Consolidated Funds	0	389
Lease liabilities and right of use assets arising from operating leases	1,681	0
Supplemental cash flow elements
Cash and cash equivalents	30,603	48,147
Restricted cash	0	1,571
Cash, cash equivalents and restricted cash	$ 30,603	$ 49,718